Borrowings - Additional information (Details) $ / shares in Units, $ in Thousands								12 Months Ended
	Dec. 31, 2019 USD ($)	Sep. 05, 2019 USD ($) installment $ / shares	Dec. 31, 2018 CNY (¥)	May 16, 2018 CNY (¥)	Apr. 16, 2018 CNY (¥)	Sep. 29, 2017 CNY (¥)	Jun. 30, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥) item	Dec. 31, 2019 CNY (¥)	Sep. 11, 2019 CNY (¥)	Sep. 05, 2019 CNY (¥)	Jun. 26, 2019 CNY (¥)	Mar. 29, 2019 CNY (¥)	Mar. 27, 2019 CNY (¥)	Mar. 25, 2019 CNY (¥)	Jan. 30, 2019 USD ($)	Jan. 24, 2019 CNY (¥)	Jan. 17, 2019 CNY (¥)	Jan. 10, 2019 CNY (¥)	Jan. 03, 2019 CNY (¥)	Dec. 24, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	Aug. 17, 2018 CNY (¥)	Feb. 02, 2018 CNY (¥)	Sep. 28, 2017 CNY (¥)	May 18, 2017 CNY (¥)	May 17, 2017 CNY (¥)	Sep. 07, 2016 CNY (¥)
Debt Instrument [Line Items]
Short-term borrowings	$ 127,211		¥ 1,870,000,000						¥ 1,870,000,000	¥ 885,620,000
Convertible notes , Current										697,620,000
Long-term borrowings	1,027,722		1,168,012,000						1,168,012,000	7,154,798,000
Facility amount										1,500,000,000
Current portion of long-term borrowings	$ 46,315		198,852,000						198,852,000	322,436,000
Joint Investment Agreement [Member] | Wuhan Donghu New Technology Development Zone Management Committee [Member] | Wuhan NIO Energy Co., Ltd. ("PE WHJV")
Debt Instrument [Line Items]
Loan subscribed																											¥ 384,000,000
Rate of subscribed capital																											49.00%
Injection Of Debt					¥ 234,000,000	¥ 100,000,000	¥ 50,000,000
Threshold limit of net assets under agreement										550,000,000
Accrued interest								¥ 35,660,000	¥ 17,420,000
Short-Term Borrowings At December 2018 [Member]
Debt Instrument [Line Items]
Number of loans | item									10
Short-term borrowings			1,870,000,000						¥ 1,870,000,000
Aggregate Collateralized By Bank Deposit			¥ 1,375,000,000						¥ 1,375,000,000
Number of subsidiaries | item									1
Short-Term Borrowings At December 2018 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)			5.22%
Short-Term Borrowings At December 2018 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)			4.35%
Short Term Borrowings At December 2019 [Member]
Debt Instrument [Line Items]
Short-term borrowings										128,000,000
Aggregate Collateralized By Bank Deposit										60,000,000
Short Term Borrowings At December 2019 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)	4.87%
Short Term Borrowings At December 2019 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Short-term debt, interest rate (as a percent)	3.45%
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member]
Debt Instrument [Line Items]
Facility amount																												¥ 685,000,000
Aggregated draw			¥ 674,279,000						¥ 674,279,000	475,382,000
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member] | Maximum [Member]
Debt Instrument [Line Items]
Facility interest rate (as a percent)								5.80%
Secured Loan Agreement With Bank Of Nanjing Due May 2022 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Facility interest rate (as a percent)								4.75%
Loan Agreement With China Merchants Bank Due September 2019 [Member]
Debt Instrument [Line Items]
Facility amount																										¥ 200,000,000
Aggregated draw										96,000,000
Loan Agreement With China Merchants Bank Due September 2019 [Member] | Maximum [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								18.00%
Loan Agreement With China Merchants Bank Due September 2019 [Member] | Minimum [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								10.00%
Loan Agreement With China CITIC Bank Due February 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										44,500,000
Amount of loan in substance																									¥ 50,000,000
Debt Instrument, Face Amount																									¥ 50,000,000
Loan Agreement With China CITIC Bank Due February 2021 [Member] | Interest Rate By National Interbank Funding Center For One-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								10.00%
Loan Agreement With China CITIC Bank Due March 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										49,500,000
Amount of loan in substance																								¥ 50,000,000
Debt Instrument, Face Amount																								¥ 50,000,000
Loan Agreement With China CITIC Bank Due March 2021 [Member] | Interest Rate By National Interbank Funding Center For One-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								26.00%
Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Facility amount										4,102,000
Aggregated draw										16,145,000
Amount of loan in substance																¥ 150,000,000		¥ 35,000,000		¥ 40,000,000	¥ 20,000,000		¥ 5,200,000
Debt Instrument, Face Amount																¥ 150,000,000		¥ 35,000,000		¥ 40,000,000	¥ 20,000,000		¥ 5,200,000
Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								30.00%
First Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										32,305,000
Amount of loan in substance																			¥ 40,000,000
Debt Instrument, Face Amount																			¥ 40,000,000
Second Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										32,305,000
Amount of loan in substance																						¥ 40,000,000
Debt Instrument, Face Amount																						¥ 40,000,000
Second Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								30.00%
Third Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										28,257,000
Fourth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										128,354,000
Fourth Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								15.00%
Fifth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										42,777,000
Amount of loan in substance															¥ 50,000,000
Debt Instrument, Face Amount															¥ 50,000,000
Fifth Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								15.00%
Sixth Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										18,072,000
Amount of loan in substance													¥ 20,000,000
Debt Instrument, Face Amount													¥ 20,000,000
Sixth Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								15.00%
Seventh Loan Agreement With Bank Of Shanghai Due November 2021 [Member]
Debt Instrument [Line Items]
Aggregated draw										73,587,000
Amount of loan in substance											¥ 80,000,000
Debt Instrument, Face Amount											¥ 80,000,000
Seventh Loan Agreement With Bank Of Shanghai Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Marginal interest rate (as a percent)								15.00%
Loan In Substance Related To Joint Investment In XPT NJES [Member]
Debt Instrument [Line Items]
Amount of loan in substance																													¥ 37,500,000
Repayment of loan in substance				¥ 41,773,000
Debt Instrument, Face Amount																													¥ 37,500,000
Loan Agreement With Joy Future Limited Due November 2021 [Member]
Debt Instrument [Line Items]
Current portion of long-term borrowings			¥ 198,852,000						¥ 198,852,000
Loan Agreement With Hanhou Bank Due November 2021 [Member]
Debt Instrument [Line Items]
Facility amount														¥ 200,000,000
Aggregated draw										¥ 199,000,000
Loan Agreement With Hanhou Bank Due November 2021 [Member] | Benchmark Interest Rate By PBOC For Three-Year RMB Loans [Member]
Debt Instrument [Line Items]
Facility interest rate (as a percent)								20.00%
Convertible Notes
Debt Instrument [Line Items]
Convertible senior notes | $																	$ 650,000
Additional convertible senior notes | $																	$ 100,000
Number of installment | installment		2
Annual premium rate at maturity												¥ 2
Convertible notes , Current | $	$ 697,620
Interest rate																	4.50%
Convertible Notes | Tencent Holdings Limited | Mr. Bin Li,
Debt Instrument [Line Items]
Convertible senior notes | $		$ 200,000
Convertible Notes | Tencent Holdings Limited | Mr. Li,
Debt Instrument [Line Items]
Convertible senior notes | $		$ 100
360-day Notes
Debt Instrument [Line Items]
Note payable term		360 days
Conversion price | $ / shares		$ 2.98
3-year Notes
Debt Instrument [Line Items]
Note payable term		3 years
Conversion price | $ / shares		$ 3.12